Description of Organization and Business Operations (Details) - USD ($)													1 Months Ended			3 Months Ended					9 Months Ended	12 Months Ended
	Nov. 13, 2023	Nov. 01, 2023	Sep. 26, 2023	Sep. 25, 2023	Aug. 29, 2023	Jun. 29, 2023	Jun. 28, 2023	Mar. 31, 2023	Mar. 30, 2023	Mar. 22, 2023	Apr. 07, 2022	Apr. 04, 2022	Mar. 31, 2023	Mar. 30, 2023	Mar. 22, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Description of Organization and Business Operations [Line Items]
Price per unit (in Dollars per share)											$ 10	$ 10				$ 10.1					$ 10.1	$ 10.1
Total gross proceeds											$ 525,000	$ 4,775,000
Additional public units (in Shares)																					1,500,000	1,500,000
Purchased public units (in Shares)											1,500,000
Transaction costs																$ 8,365,339					$ 8,365,339	$ 8,365,339
Underwriting fees																					2,875,000	2,875,000
Deferred underwriting fees																					4,312,500	4,312,500
Other offering costs																					$ 1,177,839	1,177,839
Total amount											$ 116,150,000
Aggregate of shares (in Shares)																					6,103,350
Redemption value																					$ 63,169,451
Redemption Per Share (in Dollars per share)																$ 10.35					$ 10.35
Initial three-month extension																					$ 360,000
One-month extension																					120,000
Trust account amount																					$ 35,000
Redemption value																$ 679,972	$ 1,014,375	$ 1,322,195	$ 458,596	$ 26,712,471		$ 29,388,057
Redemption value, per share (in Dollars per share)																$ 10.6					$ 10.6	$ 10.21	$ 10.21
Public per share (in Dollars per share)																10.1					$ 10.1	$ 10.1
Redeem shares percentage																					100.00%	100.00%
Common stock, par value (in Dollars per share)																$ 0.0001					$ 0.0001	$ 0.0001	$ 0.0001
Equity value																					$ 60,000,000
Contingent consideration shares, description																					(i) 2,000,000 Contingent Consideration Shares upon the Company achieving a closing price equal to or exceeding $12.50 for 10 trading days within a 20-day trading period in the first three years following the closing of the Merger; (ii) 2,000,000 Contingent Consideration Shares upon the Company achieving a closing price equal to or exceeding $15.00 for 10 trading days within a 20-day trading period in the first three years following the closing of the Merger; and (iii) 1,000,000 Contingent Consideration Shares upon the Company achieving a closing price equal to or exceeding $20.00 for 10 trading days within a 20-day trading period in the first five years following the closing of the Merger
Common stock shares (in Shares)																					2,875,000
Founder shares (in Shares)																					1,375,000
Deferred shares description																					(i) 458,333 Deferred Shares upon the Company achieving a closing price equal to or exceeding $12.50 for 10 trading days within a 20-day trading period in the first three years following the closing of the Merger; (ii) 458,333 Deferred Shares upon the Company achieving a closing price equal to or exceeding $15.00 for 10 trading days within a 20-day trading period in the first three years following the closing of the Merger; and (iii) 458,333 Deferred Shares upon the Company achieving a closing price equal to or exceeding $20.00 for 10 trading days within a 20-day trading period in the first five years following the closing of the Merger.
Cash																$ 146,334					$ 146,334	$ 340,962
Working capital																755,526					755,526	$ 299,788
Sponsor provided loan				$ 120,000	$ (150,000)		$ 360,000		$ 360,000	$ 150,000
Excise tax liability																$ 631,696					$ 631,696
Gross proceeds											15,000,000	100,000,000
Description of business combination percentage																						Pursuant to Nasdaq listing rules, the Company’s initial Business Combination must occur with one or more target businesses having an aggregate fair market value equal to at least 80% of the value of the funds in the Trust Account (excluding any deferred underwriting discounts and commissions and taxes payable on the income earned on the Trust Account), which the Company refers to as the 80% test, at the time of the execution of a definitive agreement for its initial Business Combination, although the Company may structure a Business Combination with one or more target businesses whose fair market value significantly exceeds 80% of the trust account balance. If the Company is no longer listed on Nasdaq, it will not be required to satisfy the 80% test. The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.
Initial Public Offering [Member]
Description of Organization and Business Operations [Line Items]
Initial public offering												10,000,000
Total gross proceeds												$ 100,000,000
Over-Allotment Option [Member]
Description of Organization and Business Operations [Line Items]
Total gross proceeds											$ 15,000,000
Subsequent Event [Member]
Description of Organization and Business Operations [Line Items]
Trust account amount	$ 35,000	$ 120,000
Aggregate shares (in Shares)	3,636,456												6,103,350
Redemption value	$ 39,255,410
Redemption value, per share (in Dollars per share)	$ 10.79
Sponsor loan														$ 360,000	$ 150,000
Trust Account [Member]
Description of Organization and Business Operations [Line Items]
Maturity Days											185 days
US Government Securities [Member]
Description of Organization and Business Operations [Line Items]
Maturity Days											185 days
Business Combination [Member]
Description of Organization and Business Operations [Line Items]
Public per share (in Dollars per share)																$ 10.1					$ 10.1	$ 10.1
Business combination, description																						In addition, if the Company anticipates that it may not be able to consummate a Business Combination by such date, the Sponsor or its affiliates may extend the period of time to consummate a Business Combination five times by an additional one month each time (for a total of 20 months to complete a Business Combination) (the “Combination Period”). In order to extend the time available for the Company to consummate a Business Combination, the Sponsor or its affiliates or designees, within two business days prior to the applicable deadline, must deposit into the Trust Account $120,000 for each subsequent one-month extension.
Sponsor [Member]
Description of Organization and Business Operations [Line Items]
Sale units (in Shares)											52,500	377,500
Trust account amount			$ 120,000			$ 360,000		$ 360,000
Public per share (in Dollars per share)																$ 10.1					$ 10.1	$ 10.1
Chardan Capital Markets LLC [Member]
Description of Organization and Business Operations [Line Items]
Price per unit (in Dollars per share)											$ 10	$ 10
Sale units (in Shares)												100,000
Founder Shares [Member]
Description of Organization and Business Operations [Line Items]
Common stock shares (in Shares)																					530,000